Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 17 – Related party balances and transactions

Related party balances

The amount due from related parties consists of the following:

Related Party Name (EN)	Relationship	Nature	December 31, 2022	December 31, 2021
Mr. Dongdong Wang	Shareholder	Lending with no interests	$877,598	$-
Exquisite Elite Limited	Shareholder	Advances to payment of professional fee	54,882	-
Mr. Hui Wang	Senior employee	Advances for operational purpose	32,839	-
Mr. Jinlong Yang	Chairman and Chief Executive Officer	Advances for operational purpose	709,694	705,280
Mr. Mingzhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	1,002,332	-
			$2,677,345	$705,280

The amount due to related parties consists of the following:

Related Party Name (EN)	Relationship	Nature	December 31, 2022	December 31, 2021
Mr. Zuojie Dai	Manager of MingZhu Pengcheng	Advances for operational purpose	75,180	81,375
Exquisite Elite Limited	Shareholder	Advances to payment of professional fee	-	14,479
MingZhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	-	198,490
Mr. Jingwei Zhang	Chief Financial Officer	Advances for operational purpose	75,021	-
Lihui Wang		Advances for operational purpose	1,552,720	-
Xiangyin Guo		Advances for operational purpose	4,405,945	-
			$6,108,866	$294,344

Collateral and Guarantee

The collateral and guarantee made by related parties to the Company as of December 31, 2022 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2022
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	The Industrial Bank Co., Ltd.(3)	From May 9, 2022 to May 9, 2023	$347,967	$347,967
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	Bank of China(6)	From May 16, 2022 to May 16, 2023	4,059,618	3,340,486
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	China Everbright Bank(4)	From November 23, 2022 to November 22, 2023	2,174,796	2,087,804
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	Guilin Bank(5)	From April 28, 2022 to April 28, 2023	420,460	420,460
Guarantee by Mr. Dongdong Wang and his Spouse	Zhejiang Mintai Commercial Bank	From June 30, 2022 to June 8, 2023	289,973	289,973
Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	Zhejiang Tailong Commercial Bank Co., Ltd. (2)	From November 18, 2022 to May 17, 2023	376,965	376,965
Guarantee by Mr. Lihui Wang	Bank of China(6)	From January 3, 2022 to January 3, 2023	289,973	289,973
Guarantee by Mr. Lihui Wang	Bank of China(6)	From September 2022 to September 2023	1,159,891	1,159,891
			$10,285,333	$8,313,519

The collateral and guarantee made by related parties to the Company as of December 31, 2021 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2021
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From November 11, 2021 to November 5, 2022	$156,922	$156,922
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From September 23, 2021 to September 22, 2022	78,461	78,461
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From September 16, 2021 to September 15, 2022	78,461	78,461
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From July 14, 2021 to January 13, 2022	78,461	78,461
Guarantee by Mr. Dongdong Wang and his Spouse	Hangzhou United Rural Commercial Bank Co.,Ltd.	From June 29, 2021 to January 13, 2022	784,609	784,609
Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	Zhejiang Tailong Commercial Bank Co.,Ltd	From November 11, 2021 to November 19, 2022	470,765	470,765
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	Industrial Bank Co., Ltd.	From April 28, 2021 to May 7, 2022	470,765	376,612
Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	China Everbright Bank Co., Ltd.	From November 12, 2021 to November 20, 2022	2,353,827	2,259,674
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	Bank of Communications Co., Ltd.	From April 29, 2021 to May 9, 2022	3,923,046	3,295,359
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	WeBank Co., Ltd.	From August 26, 2021 to August 26, 2023	$470,765	$448,348
			$8,866,082	$8,027,672